SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 13.   SUBSEQUENT EVENTS

In January 2017, we loaned an additional $26,500 to DB Arizona, a related party, under the note agreement that bears interest at 14% with principal and interest due on May 30, 2017.

In 2017, 2,082,143 shares were issued upon the exercise of 12% Warrants for consideration of $495,625 in cash and $668,750 in reduction of principal under the 12% Notes.